Derivative Instruments	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Note 10. Derivative Instruments
The Company’s risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.
ASC 815, "Derivatives and Hedging" ("ASC 815"), requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, an entity must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.
Gains and losses on derivatives instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that are attributable to a particular risk), are recorded in accumulated other comprehensive income (loss) and reclassified into statement of income (loss) in the same accounting period in which the designated forecasted transaction or hedged item affects earnings.
The Company entered into option and forward contracts to hedge a portion of anticipated New Israeli Shekel ("NIS") payroll and benefit payments. These derivative instruments are designated as cash flow hedges, as defined by ASC 815 and accordingly are measured at fair value. These transactions are effective and, as a result, gain or loss on the derivative instruments are reported as a component of accumulated other comprehensive income and reclassified as Cost of revenue and Operating expenses, at the time that the hedged income/expense is recorded.

	Net Notional amount		Fair value
	December 31		December 31,
	2025	2024	2025	2024
Option contracts to hedge payroll
expenses NIS	$35,433	$24,580	$1,461	$346
Forward contracts to hedge payroll
expenses NIS	11,024	3,495	321	96
	$46,457	$28,075	$1,782	$442
The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year. As of December 31, 2025, the Company expects to reclassify all of its unrealized gains and losses from accumulated other comprehensive income to earnings during the next ten months. The fair value of the Company's outstanding derivative instruments at December 31, 2025 and 2024 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance Sheet line item	2025	2024
Derivative assets and liabilities:
Foreign exchange option contracts	Prepaid expenses and other current assets	$1,704	$457
Foreign exchange forward contracts	Prepaid expenses and other current assets	321	96
Foreign exchange option contracts	Other account payable	$(243)	$(111)

The effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the year ended December 31, 2025, 2024 and 2023, is summarized below:

	Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)
	Year ended December 31,
	2025	2024	2023
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$1,195	$88	$(168)
Option contracts	3,364	(260)	120
	$4,559	$(172)	$(48)
Derivatives in foreign exchange cash flow hedging relationships for the year ended December 31, 2025, 2024 and 2023, is summarized below:

		Amount reclassified from other comprehensive income into income (expense), net of tax (effective portion)
		Year ended December 31,
	Statements of income line item	2025	2024	2023
Option contracts to hedge payroll	Cost of revenues and operating expenses	$(2,446)	$(312)	$930
Forward contracts to hedge payroll	Cost of revenues and operating expenses	(998)	(3)	370
		$(3,444)	$(315)	$1,300